Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 696	$ 61	$ 1,318
Gains on disposal on property, plant and equipment; intangible assets; and other adjustments on financial assets; and other non-current assets, net	(74)	(180)	(308)
Equity-settled compensation expense	1,044	865	791
Income from associated companies	38	13	11
Income taxes	1,701	551	1,128
Net financial expense	866	633	758
Other	(153)	43	(32)
Total	10,232	10,369	10,631
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	932	1,006	1,374
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	256	263	270
Acquisition of assets (right of use assets) through leasing	304	421	216
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	4,881	7,008	5,061
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	45	$ 106	260
Intangible assets other than goodwill [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Acquisition of assets (other than through business combinations) by assuming directly related liabilities	$ 0		$ 635